Treasury Shares - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥) shares	Feb. 28, 2022 USD ($) shares	Feb. 29, 2020 CNY (¥) shares
Equity [Abstract]
Treasury shares repurchased	1,892,389	1,892,389	970,788
Treasury shares repurchased, value	¥ 27,795	$ 4,406	¥ 27,899